Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C 000032757 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.53%	5.43%	7.29%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
F T S E 3 Month T Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%	3.31%	2.23%